Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000191032 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000191032 | Republic of Czech
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000191032 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000191032 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000191032 | Republic of France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000191032 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000191032 | Italy Buoni Poliennali Del Tesoro
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191032 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000191032 | Kingdom of Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000191032 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000191032 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000191032 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000191032 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000191032 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000191032 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000191032 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000191032 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000191032 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000191032 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000191032 | China
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000191033 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000191033 | Republic of Czech
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000191033 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000191033 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000191033 | Republic of France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000191033 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000191033 | Italy Buoni Poliennali Del Tesoro
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191033 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000191033 | Kingdom of Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000191033 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000191033 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000191033 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000191033 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000191033 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000191033 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000191033 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000191033 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000191033 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000191033 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000191033 | China
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000191034 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000191034 | Republic of Czech
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000191034 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000191034 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000191034 | Republic of France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000191034 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000191034 | Italy Buoni Poliennali Del Tesoro
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191034 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000191034 | Kingdom of Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000191034 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000191034 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000191034 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000191034 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000191034 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000191034 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000191034 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000191034 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000191034 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000191034 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000191034 | China
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218089 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000218089 | Republic of Czech
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000218089 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218089 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218089 | Republic of France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218089 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218089 | Italy Buoni Poliennali Del Tesoro
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218089 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000218089 | Kingdom of Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000218089 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218089 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000218089 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000218089 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000218089 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000218089 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000218089 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000218089 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218089 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218089 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218089 | China
Holdings [Line Items]
Percent of Net Asset Value	3.60%